Convertible and Other Notes Payable – Related Party Officer and His Affiliates (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Principal	$ 900,000	$ 900,000	$ 900,000
Convertible Notes Payable [Member]
Principal	412,227	945,227	887,439
Premiums	367,500	846,085	32,000
Total	779,727	1,791,312	919,439
Current portion, including premiums			(64,000)
Long term	$ 779,727	$ 1,791,312	$ 855,439